Transactions with Parties-in-Interest (Details) - EBP 031 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 875,274,619	$ 775,428,377
Net appreciation in fair value of investments	107,688,254	77,948,062
Company stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	22,386,167	21,702,696
Net appreciation in fair value of investments	$ 2,811,050	$ 407,697